Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	11
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$2,254,021,429.53	79,887	56.3 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$411,540,000.00	0.26275%	July 15, 2021
Class A-2 Notes	$685,900,000.00	0.50%	February 15, 2023
Class A-3 Notes	$686,130,000.00	0.56%	October 15, 2024
Class A-4 Notes	$216,800,000.00	0.79%	November 15, 2025
Class B Notes	$63,160,000.00	1.19%	January 15, 2026
Class C Notes	$42,120,000.00	2.04%	December 15, 2026

Total	$2,105,650,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$3,439,061.26

Principal:
Principal Collections	$37,704,004.14
Prepayments in Full	$22,602,521.36
Liquidation Proceeds	$467,209.09
Recoveries	$198,574.99
Sub Total	$60,972,309.58
Collections	$64,411,370.84

Purchase Amounts:
Purchase Amounts Related to Principal	$176,036.60
Purchase Amounts Related to Interest	$633.16
Sub Total	$176,669.76

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$64,588,040.60

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	11
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$64,588,040.60
Servicing Fee	$1,279,172.37	$1,279,172.37	$0.00	$0.00	$63,308,868.23
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$63,308,868.23
Interest - Class A-2 Notes	$158,273.27	$158,273.27	$0.00	$0.00	$63,150,594.96
Interest - Class A-3 Notes	$320,194.00	$320,194.00	$0.00	$0.00	$62,830,400.96
Interest - Class A-4 Notes	$142,726.67	$142,726.67	$0.00	$0.00	$62,687,674.29
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$62,687,674.29
Interest - Class B Notes	$62,633.67	$62,633.67	$0.00	$0.00	$62,625,040.62
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$62,625,040.62
Interest - Class C Notes	$71,604.00	$71,604.00	$0.00	$0.00	$62,553,436.62
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$62,553,436.62
Regular Principal Payment	$56,247,020.52	$56,247,020.52	$0.00	$0.00	$6,306,416.10
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$6,306,416.10
Residual Released to Depositor	$0.00	$6,306,416.10	$0.00	$0.00	$0.00

Total		$64,588,040.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$56,247,020.52
Total					$56,247,020.52
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$56,247,020.52	$82.00	$158,273.27	$0.23	$56,405,293.79	$82.23
Class A-3 Notes	$0.00	$0.00	$320,194.00	$0.47	$320,194.00	$0.47
Class A-4 Notes	$0.00	$0.00	$142,726.67	$0.66	$142,726.67	$0.66
Class B Notes	$0.00	$0.00	$62,633.67	$0.99	$62,633.67	$0.99
Class C Notes	$0.00	$0.00	$71,604.00	$1.70	$71,604.00	$1.70
Total	$56,247,020.52	$26.71	$755,431.61	$0.36	$57,002,452.13	$27.07

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	11

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$379,855,837.71	0.5538064	$323,608,817.19	0.4718017
Class A-3 Notes	$686,130,000.00	1.0000000	$686,130,000.00	1.0000000
Class A-4 Notes	$216,800,000.00	1.0000000	$216,800,000.00	1.0000000
Class B Notes	$63,160,000.00	1.0000000	$63,160,000.00	1.0000000
Class C Notes	$42,120,000.00	1.0000000	$42,120,000.00	1.0000000
Total	$1,388,065,837.71	0.6592101	$1,331,818,817.19	0.6324977

Pool Information
Weighted Average APR	2.684%	2.676%
Weighted Average Remaining Term	48.36	47.56
Number of Receivables Outstanding	61,497	59,873
Pool Balance	$1,535,006,843.46	$1,473,796,667.79
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,432,147,505.99	$1,374,982,332.84
Pool Factor	0.6810081	0.6538521

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$21,056,565.63
Yield Supplement Overcollateralization Amount	$98,814,334.95
Targeted Overcollateralization Amount	$141,977,850.60
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$141,977,850.60

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$21,056,565.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$21,056,565.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$21,056,565.63

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	11
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		97	$260,404.48
(Recoveries)		22	$198,574.99
Net Loss for Current Collection Period			$61,829.49
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0483%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.2146%
Second Prior Collection Period			0.2260%
Prior Collection Period			0.1202%
Current Collection Period			0.0493%
Four Month Average (Current and Prior Three Collection Periods)			0.1525%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		1,421	$2,891,008.76
(Cumulative Recoveries)			$373,842.62
Cumulative Net Loss for All Collection Periods			$2,517,166.14
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.1117%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,034.49
Average Net Loss for Receivables that have experienced a Realized Loss			$1,771.40

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.34%	183	$4,940,794.99
61-90 Days Delinquent	0.05%	22	$720,301.35
91-120 Days Delinquent	0.00%	3	$70,951.27
Over 120 Days Delinquent	0.02%	9	$261,662.43
Total Delinquent Receivables	0.41%	217	$5,993,710.04

Repossession Inventory:
Repossessed in the Current Collection Period		13	$420,146.09
Total Repossessed Inventory		18	$533,071.93

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0788%
Prior Collection Period			0.0504%
Current Collection Period			0.0568%
Three Month Average			0.0620%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.40%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0714%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2020-B
Monthly Investor Report

Collection Period	April 2021
Payment Date	5/17/2021
Transaction Month	11

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	100	$3,357,337.43
2 Months Extended	98	$3,472,137.95
3+ Months Extended	12	$456,447.21

Total Receivables Extended	210	$7,285,922.59

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2021

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer